Consolidated Balance Sheets $ in Thousands	Dec. 31, 2020 USD ($)
Current assets:
Cash and cash equivalents	$ 31,425
Restricted short-term investments	9,394
Restricted cash and cash equivalents	100
Accounts receivable, net of allowance of $5,005, and $3,911, respectively	5,355
Contract assets, net of allowance of $1,000 and $500, respectively	4,420
Prepaid expenses and other current assets	2,611
Total current assets	53,305
Property and equipment, net	9,156
Goodwill	66,420
Intangible assets, net	71,590
Loan receivable from related party	21,547
Other non-current assets	1,338
TOTAL ASSETS	223,356
Current liabilities
Accounts payable	17,414
Amounts payable to related parties	757
Accrued expenses and other current liabilities	11,477
Deferred revenue	7,265
Long-term debt, current portion	8,618
Total current liabilities	45,531
Deferred income taxes	328
Note payable to related party	189
PPP and other government loans excluding current portion	4,331
Long-term debt excluding current portion	148,027
Deferred revenue excluding current portion	16,139
Other long-term liabilities	356
Total liabilities	214,901
Commitments and contingencies (Note 10)
Shareholders' Deficit
Additional paid-in capital	159,529
Accumulated other comprehensive (loss) income	38
Accumulated deficit	(151,112)
Total stockholders' deficit	8,455
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	$ 223,356